Intangible Assets and Goodwill - Useful Lives (Details)	12 Months Ended
Jun. 30, 2020
Patents
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Software
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Bottom of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life	2 years
Bottom of range | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years
Bottom of range | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years
Top of range | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Useful life	18 years
Top of range | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years